Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2018, March 31, 2019 and March 31, 2020.

	Fiscal years ended March 31,
	2018		2019		2020		2020
	(In millions)
Deposit related fees	Rs.	22,424.9	Rs.	25,383.0	Rs.	29,031.9	US$	385.1
Lending related fees		31,791.6		30,176.2		30,699.9		407.2
Third-party products related fees		20,908.1		22,000.4		28,169.6		373.7
Payments and cards business fees		34,551.4		47,012.4		58,899.3		781.3
Others		10,384.9		9,583.2		13,298.8		176.3

Fees and commissions	Rs.	120,060.9	Rs.	134,155.2	Rs.	160,099.5	US$	2,123.6

The table below presents the fees and commission disaggregated by segment for the fiscal years ended March 31, 2018, March 31, 2019 and March 31, 2020.

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Retail Banking	Rs.	110,927.2	Rs.	123,070.6	Rs.	146,855.7	US$	1,947.9
Wholesale Banking		8,985.0		10,839.6		13,041.6		173.0
Treasury Services		148.7		245.0		202.2		2.7

Fees and commissions	Rs.	120,060.9	Rs.	134,155.2	Rs.	160,099.5	US$	2,123.6